Cover	Sep. 03, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	001-35565
Entity Registrant Name	ABBVIE INC.
Entity Central Index Key	0001551152
Entity Tax Identification Number	32-0375147
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 North Waukegan Road
Entity Address, City or Town	North Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60064-6400
City Area Code	847
Local Phone Number	932-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ABBV
Security Exchange Name	NYSE
Senior Notes 0. 750 Percentdue 2027 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2027
Trading Symbol	ABBV27
Security Exchange Name	NYSE
Senior Notes 2. 125 Percentdue 2028 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	2.125% Senior Notes due 2028
Trading Symbol	ABBV28
Security Exchange Name	NYSE
Senior Notes 2. 625 Percentdue 2028 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	2.625% Senior Notes due 2028
Trading Symbol	ABBV28B
Security Exchange Name	NYSE
Senior Notes 2. 125 Percentdue 2029 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	2.125% Senior Notes due 2029
Trading Symbol	ABBV29
Security Exchange Name	NYSE
Senior Notes 1. 250 Percentdue 2031 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	1.250% Senior Notes due 2031
Trading Symbol	ABBV31
Security Exchange Name	NYSE